Disclosures about segments and related information (Schedule of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 545,604	€ 612,277	€ 1,418,067
Long-lived assets	79,236	56,531	275,436
Europe
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	94,518	97,777	255,795
Long-lived assets	6,762	2,871	17,587
United States of America
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	177,006	147,036	197,566
Long-lived assets	33,881	24,429	22,567
Japan
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	62,482	36,623	59,385
Long-lived assets	15,598	15,112	17,313
South Korea
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	93,595	119,097	85,272
Long-lived assets	11,667	3,868	5,314
Taiwan
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	81,143	85,545	110,797
Long-lived assets	51	63	127
Other Asia
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	36,860	126,199	709,252
Long-lived assets	11,253	10,144	212,408
Corporate
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	0	0	0
Long-lived assets	€ 24	€ 44	€ 120